Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments And Risk Management
Schedule Of Consolidated Derivative Financial Instruments

	2022		2021
	Assets	Liabilities	Assets	Liabilities

Derivative transactions	276,951	393,372	198,027	208,787
Other derivatives (i)	624,671	-	457,892	-
	901,622	393,372	655,919	208,787

Current portion	(239,189)	(343,142)	(134,292)	(194,837)
Non-current portion	662,433	50,230	521,627	13,950

(i)	Other derivatives are instruments of share subscription options represent the option of the Company to subscribe 5.52% of the shares of C6 capital, where the Group/Company paid a share subscription premium in the amount of R$ 23.9 million. As required by IFRS 9, the financial instrument must be valued at its fair value that on December 31, 2022 and December 31, 2021 corresponds to R$ 624 million and R$ 458 million, respectively. The impact of the mark-to-market of the stock conversion option calculated, of R$ 600.1 million, represents the difference in the fair value of the option less the amount paid for the share subscription premium. This financial instrument was measured at fair value and will be subsequently revaluated and recorded in the Company’s results for the year, considering the arbitration risks disclosed in Note 29.

Schedule Of Long Term Maturities Of Financial Derivative Instruments

Assets

2024	32,141
2025	630,292
>2026	-
662,433

Schedule of financial instruments measured at fair value

	2022
	Level 1	Level 2	TOTAL

Total assets	2,203,564	901,623	3,105,187

Financial assets at fair value through profit or loss	2,203,564	901,623	3,105,187

Derivative financial instruments	-	276,952	276,952
Other derivatives		624,671	624,671
Marketable securities	2,203,564	-	2,203,564

Total liabilities	-	393,372	393,372

Financial liabilities at fair value through profit or loss	-	393,372	393,372

Derivative financial instruments	-	393,372	393,372

	2021
	Level 1	Level 2	TOTAL

Total assets	4,579,528	655,919	5,235,447

Financial assets at fair value through profit or loss	4,579,528	655,919	5,235,447

Derivative financial instruments	-	198,027	198,027
Other derivatives	-	457,892	457,892
Marketable securities	4,579,528	-	4,579,528

Total liabilities	-	208,787	208,787

Financial liabilities at fair value through profit or loss	-	208,787	208,787

Derivative financial instruments	-	208,787	208,787

Schedule of financial asset and liabilities

	Measured at amortized cost	Fair value through profit or loss	Total

Assets, as per balance sheet	8,169,573	3,105,187	11,274,760

Derivative financial instruments	-	276,952	276,952
Other derivatives	-	624,671	624,671
Trade accounts receivable and other accounts receivable, excluding prepayments	3,978,135	-	3,978,135
Marketable securities	-	2,203,564	2,203,564
Cash and cash equivalents	2,548,713	-	2,548,713
Leases	238,646	-	238,646
Judicial deposits	1,377,560	-	1,377,560
Other amounts recoverable	26,519	-	26,519

	Measured at amortized cost	Fair value through profit or loss	Total

Liabilities, as per balance sheet	22,700,413	393,372	23,093,785

Loans and financing	4,969,825		4,969,825
Derivative financial instruments	-	393,372	393,372
Suppliers and other obligations, excluding legal obligations	4,237,229	-	4,237,229
Lease liabilities	12,831,865	-	12,831,865
Dividends and interest on shareholders' equity payable	661,494	-	661,494

December 31, 2021

	Measured at amortized cost	Fair value through profit or loss	Total

Assets, as per balance sheet	9,472,377	5,235,447	14,707,824

Derivative financial instruments	-	198,027	198,027
Other derivatives	-	457,892	457,892
Trade accounts receivable and other accounts receivable, excluding prepayments	3,253,207	-	3,253,207
Marketable securities	-	4,579,528	4,579,528
Cash and cash equivalents	5,228,615	-	5,228,615
Leases	243,121	-	243,121
Judicial deposits	718,773	-	718,773
Other amounts recoverable	28,661	-	28,661

	Measured at amortized cost	Fair value through profit or loss	Total

Liabilities, as per balance sheet	16,709,988	208,787	16,918,775

Loans and financing	3,845,465	-	3,845,465
Derivative financial instruments	-	208,787	208,787
Suppliers and other obligations, excluding legal obligations	3,267,404	-	3,267,404
Lease liabilities	9,063,539	-	9,063,539
Dividends and interest on shareholders' equity payable	533,580	-	533,580

Schedule of financial risk

		COUNTERPARTY				% Coverage	AVERAGE SWAP RATES
Currency	Type of SWAP	Debt	SWAP	Total Debt	Total swap (Long position)¹		Long position	Short position
USD	LIBOR x DI	KFW/ Finnvera	JP Morgan and Bank of America	175,589	175,589	100%	LIBOR 6M + 0.75% p.a.	79.00–92.59% CDI
BRL	IPCA x DI	BNB	XP and ITAU	249,400	249,166	100%	IPCA + 1.22–1.49% p.a.	67.73–69.50% CDI
USD	PRE x DI	The Bank of Nova Scotia	Scotiabank	1,568,683	1,569,829	100%	1.73–3.80% p.a.	CDI + 1.05–108.95% CDI
BRL	PRE x DI	BNP Paribas	BNP Paribas	515,265	517,727	100%	8.34% p.a.	CDI + 1.07%
BRL	IPCA x DI	DEBENTURE	ITAU	1,796,843	1,796,843	100%	IPCA + 4.17% p.a.	CDI + 0.95%
BRL	IPCA x DI	BNDES	XP	394,139	394,139	100%	IPCA + 4.23% p.a.	96.95% CDI

1 In certain swap contracts, active tip includes the cost of income tax (15%). After related taxes, coverage remains at 100%.

December 31, 2021

		COUNTERPARTY				% Coverage	AVERAGE SWAP RATES
Currency	Type of SWAP	Debt	SWAP	Total Debt	Total swap (Long position)¹		Long position	Short position

USD	LIBOR x DI	KFW/ Finnvera	JP Morgan and Bank of America	282,474	282,474	100%	LIBOR 6M + 0.75% p.a.	79.00–92.59% CDI
USD	PRE x DI	BNP Paribas	BNP Paribas	428,793	429,247	100%	3.32% p.a.	155% CDI
USD	PRE x DI	The Bank of Nova Scotia	Scotiabank	559,650	559,933	100%	1.73% p.a.	CDI + 1.05%
BRL	PRE x DI	BNP Paribas	BNP Paribas	515,166	517,843	100%	8.34% p.a.	CDI + 1.07%
BRL	IPCA x DI	DEBENTURE	ITAU	1,696,999	1,696,999	100%	IPCA + 4.17% p.a.	CDI + 0.95%
BRL	IPCA x DI	BNDES	XP	396,281	396,281	100%	IPCA + 4.23% p.a.	96.95% CDI

1 In certain swap contracts, active tip includes the cost of income tax (15%). After related taxes, coverage remains at 100%.

Schedule Of Sensitivity Analysis Of Derivative Financial Instrument

Sensitivity scenario		Fair value in USD, EUR, BRL and IPCA (1)	A) ∆ Accumulated variation in debt	Fair value of the active tip of the swap (+)	Fair value of the passive tip of the swap (-)	Swap result	B) ∆ Accumulated variation in swap	C) Final Result (B-A)

	Dec 2022	4,006,850	-	4,006,850	(4,123,508)	(116,658)	-	-

CDI	probable	4,006,850	-	4,006,850	(4,123,508)	(116,658)	-	-
	possible	4,005,860	(989)	4,005,860	(4,150,476)	(144,616)	(27,957)	(26,968)
	remote	4,004,918	(1,931)	4,004,918	(4,176,904)	(171,986)	(55,327)	(53,396)
USD	probable	4,006,850	-	4,006,850	(4,123,508)	(116,658)	-	-
	possible	4,430,671	423,822	4,430,671	(4,123,508)	307,163	423,822	-
	remote	4,854,493	847,644	4,854,493	(4,123,508)	730,985	847,644	-
Libor	probable	4,006,850	-	4,006,850	(4,123,508)	(116,658)	-	-
	possible	4,009,675	2,826	4,009,675	(4,123,508)	(113,833)	2,826	-
	remote	4,012,501	5,652	4,012,501	(4,123,508)	(111,007)	5,652	-
IPCA	probable	4,006,850	-	4,006,850	(4,123,508)	(116,658)	-	-
	possible	3,883,686	(123,164)	3,883,686	(4,123,508)	(239,822)	(123,164)	-
	remote	3,769,695	(237,154)	3,769,695	(4,123,508)	(353,813)	(237,154)	-

(1) (KFW Finnvera, Scotia, BNB, BNP Paribas, Debenture and BNDES.

Schedule of risk variable of derivative financial instruments

Risk variable	Sensitivity scenario	CDI	USD	Libor	IPCA

CDI	Probable	13.65%	5.2177	5.15%	5.78%
	Possible	17.06%	5.2177	5.15%	5.78%
	Remote	20.48%	5.2177	5.15%	5.78%
USD	Probable	13.65%	5.2177	5.15%	5.78%
	Possible	13.65%	6.5221	5.15%	5.78%
	Remote	13.65%	7.8266	5.15%	5.78%
Libor	Probable	13.65%	5.2177	5.15%	5.78%
	Possible	13.65%	5.2177	6.44%	5.78%
	Remote	13.65%	5.2177	7.73%	5.78%
IPCA	Probable	13.65%	5.2177	5.15%	5.78%
	Possible	13.65%	5.2177	5.15%	7.23%
	Remote	13.65%	5.2177	5.15%	8.67%

Schedule of capital management

	2022	2021
Net income from derivative operations	(364,638)	(87,603)
Income (loss) from operations with other derivatives	160,414	285,009

Schedule of changes in financial liabilities

	2022	2021	2020

Total loans and derivatives (Note 21 and 39)	4,461,574	3,398,333	1,879,109
Leases - Liabilities (Note 17)	12,831,865	9,063,539	8,378,835
Leases - Assets (Note 17)	(238,646)	(243,121)	(162,198)
Less: Cash and cash equivalents (Note 4)	(2,548,713)	(5,228,615)	(2,575,290)
FIC (Note 5)	(2,203,564)	(4,568,020)	(2,070,438)
Net debt	12,302,516	2,422,116	5,450,018
Other derivatives (Note 39)	624,671	457,892	161,429
Financing of 5G License	895,094	843,020	-
Adjusted net debt	13,822,281	3,723,028	1,828,254
EBITDA (i) (last 12 months)	9,987,091	9,447,727	8,330,038

Leverage ratio	1.38	0.39	0.65

Reconciliation, net profit for the year:

Net profit for the year	1,670,755	2,957,174	1,828,254
Finance income (cost), net	1,439,008	652,806	5,527,012
Income tax and social contribution	50,153	146,051	810,622
Depreciation and amortization	6,827,175	5,691,696	164,150
LAJIDA (EBITDA) (i)	9,987,091	9,447,727	8,330,038

(i)	Lajida: income before interest, taxes, depreciation and amortization.

EBIDTA - Earnings before finance income (expense) including foreign exchange, tax, depreciation and amortization (it is not an accounting metric).  This is presented as required for determining the Company's leverage rates for the debt covenants.

Changes in financial liabilities

Changes in liabilities arising from financing activities such as loans and financing, lease liabilities lease and financial instruments are presented below:

	Loans and financing	Lease liabilities	Derivative financial instruments (Assets) Liabilities

December 31, 2021	3,845,465	9,063,539	(447,132)
Inflows	1,568,343	2,472,827	(166,779)
Cozani acquisition – opening balance 04/30/2022	-	2,929,448	-
Cancellations	-	(93,491)	-
Financial expenses	298,718	1,329,839	345,184
Foreign exchange variations, net	(19,567)	-	19,454
Payment	(723,134)	(2,870,297)	(258,978)

December 31, 2022	4,969,825	12,831,865	(508,251)

	Loans and financing	Lease liabilities	Derivative financial instruments (Assets) Liabilities

December 31, 2020	2,345,032	8,378,835	(465,922)
Inflows	3,062,000	2,041,474	(296,464)
Cancellations	-	(202,379)	-
Financial expenses	167,857	858,260	148,177
Foreign exchange variations, net	60,463	-	(60,574)
Payment	(1,789,887)	(2,012,651)	227,651

December 31, 2021	3,845,465	9,063,539	(447,132)

Schedule of changes in financial liabilities

	Loans and financing	Lease liabilities	Derivative financial instruments (Assets) Liabilities

December 31, 2021	3,845,465	9,063,539	(447,132)
Inflows	1,568,343	2,472,827	(166,779)
Cozani acquisition – opening balance 04/30/2022	-	2,929,448	-
Cancellations	-	(93,491)	-
Financial expenses	298,718	1,329,839	345,184
Foreign exchange variations, net	(19,567)	-	19,454
Payment	(723,134)	(2,870,297)	(258,978)

December 31, 2022	4,969,825	12,831,865	(508,251)

	Loans and financing	Lease liabilities	Derivative financial instruments (Assets) Liabilities

December 31, 2020	2,345,032	8,378,835	(465,922)
Inflows	3,062,000	2,041,474	(296,464)
Cancellations	-	(202,379)	-
Financial expenses	167,857	858,260	148,177
Foreign exchange variations, net	60,463	-	(60,574)
Payment	(1,789,887)	(2,012,651)	227,651

December 31, 2021	3,845,465	9,063,539	(447,132)